Premises and equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Premises and Equipment

Note 13 - Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2019	2018
Premises and equipment:
Land		$114,481	$120,519
Buildings	10-50	535,602	515,985
Equipment	2-10	362,543	336,722
Leasehold improvements	3-10	92,923	84,244
		991,068	936,951
Less - Accumulated depreciation and amortization		561,742	533,930
Subtotal		429,326	403,021
Construction in progress		12,843	32,334
Premises and equipment, net		$556,650	$555,874
Other premises and equipment:
Buildings under capital leases	7-20	$-	$28,264
Less - Accumulated amortization		-	14,330
Other premises and equipment, net		$-	$13,934
Total premises and equipment, net		$556,650	$569,808
Depreciation and amortization of premises and equipment for the year 2019 was $58.1 million (2018 -$52.5 million; 2017 - $47.1 million), of which $27.3 million (2018 - $24.3 million; 2017 - $22.4 million) was charged to occupancy expense and $30.8 million (2018 - $28.2 million; 2017 - $24.7 million) was charged to equipment, communications and other operating expenses. Occupancy expense of premises and equipment is net of rental income of $19.3 million (2018 - $28.2 million; 2017 - $26.6 million). For information related to the amortization expense of finance leases, refer to Note 35 - Leases.